Employee Benefit Plans	12 Months Ended
Mar. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plans
13.
Employee benefit plans

The Company has employee benefit plans in the form of certain statutory and other programs covering its employees.

Defined benefit plan (unfunded)

In accordance with Indian law, the Company provides a defined benefit retirement plan (the “Gratuity Plan”) covering substantially all of its Indian employees. The Gratuity Plan provides a lump-sum payment to vested employees upon retirement or termination of employment in an amount based on each employee’s salary and duration of employment with the Company. The Gratuity Plan benefit cost for the year is calculated on an actuarial basis. The Company contributes the required funding for all ascertained liabilities to the Gratuity Plan. There is no plan asset against the defined benefit plan.

The following table sets forth the amounts recognized in the Company’s financial statements based on actuarial valuations carried out as of March 31, 2023 and 2022, respectively.

Change in benefit obligation	As of March 31, 2023	As of March 31, 2022
Projected benefit obligation at the beginning of the year	163,744	92,473
Interest costs	11,610	6,181
Service costs	124,010	67,258
Actuarial (gain) loss	16,627	11,317
Benefits paid	—	(9,508)
Effect of exchange rate changes	(18,682)	(3,977)
Projected benefit obligation at the end of the year	297,309	163,744
Amounts recognized in the Consolidated Balance Sheets consist of:
Current liabilities (recorded under accrued expenses and other current liabilities)	3,008	4,706
Non-current liabilities (recorded under other liabilities)	294,301	159,038
Unfunded amount recognized	—	—
	297,309	163,744

Net defined benefit plan costs include the following components for:

	As of March 31, 2023	As of March 31, 2022
Interest costs	11,610	6,181
Service costs	124,010	67,258
Amortization of unrecognized prior service credit	—	—
Actuarial (gain) loss	16,627	11,317
Curtailment	—	—
Total	152,247	84,756

The estimated net defined benefit plan cost over the next fiscal year is $190,717

The principal assumptions used in determining gratuity for the Company’s plans are shown below:

	As of March 31, 2023	As of March 31, 2022
Discount rate	7.39%	7.18-7.26%
Rate of increase in compensation per annum	10%	5.5-10%
Retirement age (in years)	60	60

The Company evaluates these assumptions based on projections of the Company’s long-term growth and prevalent industry standards.

The expected benefit plan payments set forth below reflect expected future service:

Year ending March 31	Amounts
2024	7,404
2025	8,822
2026	16,239
2027	30,756
2028	39,932
2029-2033	381,364
484,517

The Company’s expected benefit plan payments are based on the same assumptions that were used to measure the Company’s benefit obligations as of March 31, 2023.

Defined contribution plans

The Company makes contributions to Employee provident fund and Employee state insurance, determined as a specified percentage of employee salaries, in respect of qualifying employees towards defined contribution schemes. During the years ended March 31, 2023 and 2022, the Company contributed $115,947 and $89,270, respectively, to defined contribution plans in India.